Significant Contingencies and Unrecognized Contract Commitments - Future Minimum Lease Payments under Renewable Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 7,408,369
Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	600,876
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	618,194
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	608,434
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	609,325
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	578,203
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	$ 4,393,337